UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197

Name of Fund: BBIF Government Securities Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BBIF Government Securities Fund, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2012 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BBIF Government Securities Fund

Date:	August 27, 2012